Trade and Other receivables	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Trade and Other receivables
32	Trade receivables

	2018	2017
	RMB million	RMB million
Trade receivables	2,937	2,712
Less: loss allowance	(36)	(37)

	2,901	2,675

(a)	Ageing analysis

Credit terms granted by the Group to sales agents and other customers generally range from one to three months. Ageing analysis of trade receivables based on transaction date is set out below:

	2018	2017
	RMB million	RMB million
Within 1 month	2,325	2,067
More than 1 month but less than 3 months	492	497
More than 3 months but less than 12 months	90	112
More than 1 year	30	36

	2,937	2,712
Less: loss allowance	(36)	(37)

	2,901	2,675

All of the trade receivables are expected to be recovered within one year.

(b)	Trade receivables by currencies

The carrying amounts of the Group’s trade receivables are denominated in the following currencies:

	2018	2017
	RMB million	RMB million
RMB	2,430	2,061
USD	179	179
EURO	104	171
AUD	6	52
TWD	27	33
GBP	13	36
Others	178	180

	2,937	2,712

As at December 31, 2018, the fair value of trade receivables approximates its carrying amount.

Other receivables [member]
Statement [LineItems]
Trade and Other receivables
33	Other receivables

		2018	2017
	Notes	RMB million	RMB million
VAT recoverable		5,342	3,684
Rebate receivables on aircraft acquisitions		686	699
Term deposits	(i)	264	313
Deposits for aircraft purchase		426	—
Government grants receivables	(ii)	982	—
Others		320	539

		8,020	5,235
Less: loss allowance		(5)	(3)

		8,015	5,232

Notes:

(i)	Term deposits have a maturity over 3 months at acquisition. The weighted average annualised interest rate of term deposits as at December 31, 2018 is 2.26% (December 31, 2017: 2.01%).

(ii)	Government grants receivables are recognised as there is reasonable assurance that they will be received and the Group has complied with the conditions attaching to them.

As at December 31, 2018, the fair value of other receivables approximates its carrying amount.